Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other assets and liabilities
Fair value of derivative financial instruments, current assets	€ 791	€ 874
Other taxes, current assets	919	850
Other assets, current	2,233	1,938
Other current assets, total	3,943	3,662
Fair value of derivative financial instruments, non-current assets	81	88
Other taxes, non-current assets	24	147
Other assets, non-current	2,734	3,776
Other non-current assets, total	2,839	4,011
Fair value of derivatives financial instruments, current liabilities	827	1,921
Contract liabilities, current	788	552
Other taxes, current liabilities	1,589	1,749
Other liabilities, current	835	827
Other current liabilities, total	4,039	5,049
Fair value of derivatives financial instruments, non-current liabilities	146	153
Contract liabilities, non-current	520	655
Other taxes, non-current liabilities	47	48
Other liabilities, non-current	2,677	3,593
Other non-current liabilities, total	€ 3,390	€ 4,449